Joint arrangements and associates	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Joint arrangements and associates	Joint arrangements and associates
Accounting policies
Joint operations and similar arrangements,
joint ventures and associates
A joint arrangement is a contractual arrangement
whereby Equinor and other parties undertake an
activity subject to joint control, i.e. when decisions
about the relevant activities require the unanimous
consent of the parties sharing control. Such joint
arrangements are classified as either joint
operations or joint ventures. In determining the
appropriate classification, Equinor considers the
nature of products and markets of the
arrangements and whether the substance of the
agreements is that the parties involved have rights
to substantially all the arrangement's assets and
obligations for the liabilities, or whether the parties
involved have rights to the net assets of the
arrangement. Equinor accounts for its share of
assets, liabilities, revenues and expenses in joint
operations in accordance with the principles
applicable to those particular assets, liabilities,
revenues and expenses.
Those of Equinor's exploration and production
licence activities that are within the scope of IFRS
11 Joint Arrangements have been classified as joint
operations. A considerable number of Equinor's
unincorporated joint exploration and production
activities are conducted through arrangements
that are not jointly controlled, either because
unanimous consent is not required among all parties
involved, or no single group of parties has joint
control over the activity. Licence activities where
control can be achieved through agreement between
more than one combination of involved parties are
considered to be outside the scope of IFRS 11, and
these activities are accounted for on a pro-rata basis
using Equinor's ownership share. Currently, Equinor
uses IFRS 11 by analogy for all such unincorporated
licence arrangements whether these are in scope of
IFRS 11 or not. Reference is made to note 5 Segments
for financial information related to Equinor’s
participation in joint operations within upstream
activities.
Joint ventures, in which Equinor has rights to the net
assets currently include the majority of Equinor’s
investments in the Renewables (REN) operating and
reporting segment. Equinor’s participation in joint
arrangements that are joint ventures and
investments in companies in which Equinor has neither
control nor joint control but has the ability to exercise
significant influence over operating and financial
policies, are classified and accounted for as equity
accounted investments.
Under the equity method, the investment is carried on
the Consolidated balance sheet at cost plus post-
acquisition changes in Equinor’s share of net
assets of the entity, less distributions received and
less any impairment in value of the investment.
Equinor also reflects its share of the investment’s
other comprehensive income (OCI) arisen after the
acquisition. The part of an equity accounted
investment’s dividend distribution exceeding the
entity’s carrying amount in the Consolidated balance
sheet is reflected as income from equity accounted
investments in the Consolidated statement of income.
Equinor will subsequently only reflect the share of net
profit in the investment that exceeds the dividend
already reflected as income.
The Consolidated statement of income reflects
Equinor’s share of the results after tax of an equity
accounted entity, adjusted to account for
depreciation, amortisation and any impairment of the
equity accounted entity’s assets based on their fair
values at the date of acquisition. In case of material
differences in accounting policies, adjustments are
made in order to bring the accounts of the equity
accounted investment in line with Equinor’s
accounting policies. Net income/loss from equity
accounted investments is presented on a separate
line as part of Total revenues and other income, as
investments in and participation with significant
influence in other companies engaged in energy-
related business activities is considered to be part of
Equinor’s main operating activities.
Acquisition of ownership shares in joint ventures
and other equity accounted investments in which
the activity constitutes a business, are accounted
for in accordance with the requirements applicable
to business combinations. Please refer to note 6
Acquisitions and disposals for more details on
acquisitions.
Equinor as operator of joint operations and
similar arrangements
Indirect operating expenses such as personnel
expenses are accumulated in cost pools. These
costs are allocated on an hours’ incurred basis to
business areas and Equinor-operated joint
operations under IFRS 11 and to similar
arrangements (licences) outside the scope of IFRS
11. Costs allocated to the other partners' share of
operated joint operations and similar
arrangements are reimbursed and only Equinor's
share of the statement of income and balance
sheet items related to Equinor-operated joint
operations and similar arrangements are reflected
in the Consolidated statement of income and the
Consolidated balance sheet.

Joint ventures and other equity accounted investments
(in USD million)	2024	2023

Net investments at 1 January	2,508	2,758
Net income/(loss) from equity accounted investments	49	(1)
Impairment1)	(6)	(363)
Acquisitions and increase in capital	573	926
Dividend and other distributions	(152)	(286)
Other comprehensive income/(loss)	(109)	(10)
Divestments, derecognition and decrease in paid in capital2)	(391)	(517)

Net investments at 31 December	2,471	2,508

1) Impairment for 2023 is mainly related to renewable offshore wind industry in the US, see also note 14 Impairments.
2) For 2024 this is mainly related to swap of US Offshore Wind assets, see also note 6  Acquisitions and disposals. For
2023 this is mainly related to change in accounting treatment for Bandurria Sur (proportionally consolidated from 1st of
April 2023).

Equity accounted investments consist of several investments, none above USD 0.5 billion. None of the investments are significant on an individual basis. Voting rights correspond to ownership share.
For information on Net investments per 1 January and 31 December as well as Net income/(loss) from equity accounted investments per segment, please see note 5 Segments. For information on committed investments or funding of equity accounted entities as well as guarantees on behalf of such entities, please see note 26 Other commitments, contingent liabilities and contingent assets. For transactions with, receivables from and payables to equity accounted investments, see note 27 Related parties.